Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1		$ 7,258	$ 5,849
Acquired through business combination (refer note 7(b) and 7 (c))		115
Included in profit or loss
Current service cost		1,133	1,083
Interest cost (income)		383	306
Included in profit or loss, total		1,516	1,389
Included in other comprehensive income
-demographic assumptions		(9)
-financial assumptions		(327)	(155)
-experience adjustment		(130)	616
-Return on plan assets excluding interest income		(2)	(35)
Included in other comprehensive income, total		(468)	426
Effects of movement in foreign exchange rates		(594)	(217)
Other
Contribution by employer		(1)	(2)
Liquidation of plan assets	[1]		229
Benefits paid		(736)	(416)
Balance as at March 31		7,090	7,258
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1		7,457	6,490
Acquired through business combination (refer note 7(b) and 7 (c))		115
Included in profit or loss
Current service cost		1,133	1,083
Interest cost (income)		394	329
Included in profit or loss, total		1,527	1,412
Included in other comprehensive income
-demographic assumptions		(9)
-financial assumptions		(327)	(155)
-experience adjustment		(130)	616
Included in other comprehensive income, total		(466)	461
Effects of movement in foreign exchange rates		(609)	(231)
Other
Benefits paid		(779)	(675)
Balance as at March 31		7,245	7,457
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1		(199)	(641)
Included in profit or loss
Interest cost (income)		(11)	(23)
Included in profit or loss, total		(11)	(23)
Included in other comprehensive income
-Return on plan assets excluding interest income		(2)	(35)
Included in other comprehensive income, total		(2)	(35)
Effects of movement in foreign exchange rates		15	14
Other
Contribution by employer		(1)	(2)
Liquidation of plan assets	[1]		229
Benefits paid		43	259
Balance as at March 31		$ (155)	$ (199)

[1]	Note: On March 17, 2022, the Company has surrendered its plan assets held in Ibibo. The surrender value as at the date of the event has been returned to the Company.